CHANGES IN COMPARATIVE DATA - Consolidated cash flow statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021 [1]	Dec. 31, 2020		Jan. 01, 2020	Dec. 31, 2019
Disclosure of reclassifications or changes in presentation [line items]
Profit before tax	£ 6,928	£ 6,902	£ 1,226	[1]
Change in operating assets	17,037	(10,365)	(17,668)	[1]
Change in operating liabilities	15,593	4,954	35,737	[1]
Non-cash and other items	(16,804)	6,063	9,594	[1]
Tax paid (net)	(743)	(796)	(736)	[1]
Net cash provided by operating activities	22,011	6,758	28,153	[1]
Purchase of financial assets	(7,984)	(8,984)	(8,589)	[1]
Proceeds from sale and maturity of financial assets	11,172	8,287	6,347	[1]
Purchase of fixed assets	(3,855)	(3,228)	(2,901)	[1]
Proceeds from sale of fixed assets	1,550	1,437	1,146	[1]
Acquisition of businesses, net of cash acquired	(409)	(57)	(3)	[1]
Net cash provided by (used in) investing activities	510	(2,545)	(4,000)	[1]
Dividends paid to ordinary shareholders	(1,475)	(877)	0	[1]
Distributions on other equity instruments	(438)	(429)	(453)	[1]
Dividends paid to non-controlling interests	(92)	(93)	(41)	[1]
Interest paid on subordinated liabilities	(603)	(1,303)	(1,095)	[1]
Proceeds from issue of subordinated liabilities	838	499	0	[1]
Proceeds from issue of other equity instruments	745	0	0	[1]
Proceeds from issue of ordinary shares	31	25	144	[1]
Share buyback	(2,013)	0	0	[1]
Repayment of subordinated liabilities	(2,216)	(1,056)	(3,874)	[1]
Repurchases and redemptions of other equity instruments	(1,395)	0	0	[1]
Net cash used in financing activities	(6,613)	(3,234)	(5,319)	[1]
Effects of exchange rate changes on cash and cash equivalents	727	70	(196)	[1]
Change in cash and cash equivalents	16,635	1,049	18,638	[1]
Cash and cash equivalents	£ 95,829	£ 79,194	78,145	[1]	£ 59,507	£ 59,507	[1]
As reported
Disclosure of reclassifications or changes in presentation [line items]
Profit before tax			1,226
Change in operating assets			(18,650)
Change in operating liabilities			35,737
Non-cash and other items			9,594
Tax paid (net)			(736)
Net cash provided by operating activities			27,171
Purchase of financial assets			(8,589)
Proceeds from sale and maturity of financial assets			6,347
Purchase of fixed assets			(2,901)
Proceeds from sale of fixed assets			1,146
Acquisition of businesses, net of cash acquired			(3)
Net cash provided by (used in) investing activities			(4,000)
Dividends paid to ordinary shareholders			0
Distributions on other equity instruments			(453)
Dividends paid to non-controlling interests			(41)
Interest paid on subordinated liabilities			(1,095)
Proceeds from issue of subordinated liabilities			0
Proceeds from issue of other equity instruments			0
Proceeds from issue of ordinary shares			144
Share buyback			0
Repayment of subordinated liabilities			(3,874)
Repurchases and redemptions of other equity instruments			0
Net cash used in financing activities			(5,319)
Effects of exchange rate changes on cash and cash equivalents			(196)
Change in cash and cash equivalents			17,656
Cash and cash equivalents			75,467			57,811
Adjustments
Disclosure of reclassifications or changes in presentation [line items]
Profit before tax			0
Change in operating assets			982
Change in operating liabilities			0
Non-cash and other items			0
Tax paid (net)			0
Net cash provided by operating activities			982
Purchase of financial assets			0
Proceeds from sale and maturity of financial assets			0
Purchase of fixed assets			0
Proceeds from sale of fixed assets			0
Acquisition of businesses, net of cash acquired			0
Net cash provided by (used in) investing activities			0
Dividends paid to ordinary shareholders			0
Distributions on other equity instruments			0
Dividends paid to non-controlling interests			0
Interest paid on subordinated liabilities			0
Proceeds from issue of subordinated liabilities			0
Proceeds from issue of other equity instruments			0
Proceeds from issue of ordinary shares			0
Share buyback			0
Repayment of subordinated liabilities			0
Repurchases and redemptions of other equity instruments			0
Net cash used in financing activities			0
Effects of exchange rate changes on cash and cash equivalents			0
Change in cash and cash equivalents			982
Cash and cash equivalents			£ 2,678			£ 1,696

[1]	1 Restated, see page F-16.